Income Taxes (Details) - Schedule of Loss Before Income Taxes - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Loss Before Income Taxes [Abstract]
Domestic	$ (19,809,584)	$ (2,551,738)	$ (11,367,084)	$ (3,944,747)	$ (28,261,210)	$ (2,177,073)
Foreign	5,384,145	(6,160,962)	(15,390,894)	(28,229,173)	(33,770,866)	(28,868,079)
Income/(Loss) before income taxes	$ 14,425,439	$ (8,712,700)	$ (26,757,978)	$ (32,173,920)	$ (62,032,076)	$ (31,045,152)